UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

2545 S. Kelly Avenue, Suite C
Edmond, OK 73013
(Address of principal executive offices) (Zip code)

J. Garrett Stevens
Exchange Traded Concepts Trust
2545 South Kelly Avenue
Suite C
Edmond, Oklahoma 73013
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
2020 K Street NW
Washington, DC 20006

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2015

Date of reporting period: November 30, 2014

Item 1.   Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2014 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 97.3%

Argentina — 4.6%
Information Technology— 4.6%
MercadoLibre	818	$115,289
Total Argentina		115,289
Brazil — 1.3%
Consumer Discretionary— 1.3%
B2W Cia Digital*	2,898	32,039
Total Brazil		32,039
China — 66.3%
Consumer Discretionary— 16.9%
Ctrip.com International ADR*	1,226	66,302
E-Commerce China Dangdang ADR, Cl A*	1,590	17,633
JD.com ADR*	6,162	144,930
Jumei International Holding ADR*	2,132	39,442
LightInTheBox Holding ADR*	1,486	9,659
Qunar Cayman Islands ADR*	724	18,882
Vipshop Holdings ADR*	5,554	126,965
		423,813
Industrials— 1.6%
51job ADR*	1,130	41,527

Information Technology— 47.8%
21Vianet Group ADR*	580	10,916
58.com ADR*	1,000	48,790
Alibaba Group Holding ADR*	2,024	225,959
Autohome ADR*	468	20,227
Baidu ADR*	680	166,675
Bitauto Holdings ADR*	584	53,821
HC International*	12,286	13,641
Leju Holdings ADR*	4,076	53,314
NetEase ADR	306	32,335
Qihoo 360 Technology ADR*	938	69,721
Renren ADR*	2,664	7,646
Shanda Games ADR*	1,856	12,157
SINA*	2,024	76,811
Sohu.com*	942	47,675
SouFun Holdings ADR	5,780	50,517
Tencent Holdings	11,592	185,352
Weibo ADR*	2,280	40,926
Xunlei ADR	1,940	16,820
Youku Tudou ADR*	1,860	34,410
YY ADR*	424	32,415
		1,200,128
Total China		1,665,468

Description	Shares	Fair Value

Cyprus — 0.2%
Information Technology— 0.2%
QIWI ADR	168	$4,677
Total Cyprus		4,677
India — 0.7%
Consumer Discretionary— 0.7%
Makemytrip*	630	18,516
Total India		18,516
Netherlands — 3.9%
Information Technology— 3.9%
Yandex, Cl A*	3,904	97,288
Total Netherlands		97,288
Russia — 0.6%
Information Technology— 0.6%
Mail.ru Group GDR*	654	15,160
Total Russia		15,160
South Africa — 7.2%
Consumer Discretionary— 7.2%
Naspers, Cl N	1,398	181,476
Total South Africa		181,476
South Korea — 11.8%
Consumer Discretionary— 0.2%
Interpark	638	5,125

Information Technology— 11.6%
Daum Kakao	756	100,099
NAVER	192	131,010
NCSoft	376	54,129
Wemade Entertainment	202	6,800
		292,038
Total South Korea		297,163
Taiwan — 0.7%
Information Technology— 0.7%
PChome Online	1,572	18,235
Total Taiwan		18,235

Total Common Stock
(Cost $2,532,443)		2,445,311

Total Investments - 97.3%
(Cost $2,532,443)†		$2,445,311

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2014 (Unaudited)

Percentages are based on Net Assets of $2,512,693.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of November 30, 2014, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between Level 1, Level 2 or Level 3 assets and liabilities. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

†	At November 30, 2014, the tax basis cost of the Fund's investments was $2,532,443, and the unrealized appreciation and depreciation were $35,658 and $(122,790) respectively.

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2014 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“GAAP”), the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended November 30, 2014, there were no fair valued investments in the Fund.

EMC-QH-001-0100

Item 2.   Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 27, 2015

By (Signature and Title)	/s/ Richard Hogan
Richard Hogan, Treasurer and Secretary

Date: January 27, 2015